------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05685
                                  ----------------------------------------------

                          Williamsburg Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    225 Pictoria Drive, Suite 450        Cincinnati, Ohio               45246
--------------------------------------------------------------------------------
       (Address of principal executive offices)                      (Zip code)

                             W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP     One Post Office Square      Boston, MA 02109
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400
                                                     ---------------------------

Date of fiscal year end:        March 31, 2009
                          ---------------------------------------------

Date of reporting period:       June 30, 2008
                          ---------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

FBP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
      SHARES    COMMON STOCKS - 95.6%                                 VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 13.7%
      20,000    Best Buy Company, Inc.                            $    792,000
      45,000    Family Dollar Stores, Inc.                             897,300
      34,300    General Motors Corporation                             394,450
      29,400    Home Depot, Inc. (The)                                 688,548
      25,500    KB Home                                                431,715
      19,600    Kohl's Corporation(a)                                  784,784
      26,500    Macy's, Inc.                                           514,630
      34,300    Wyndham Worldwide Corporation                          614,313
                                                                  ------------
                                                                     5,117,740
                                                                  ------------
                CONSUMER STAPLES - 7.7%
      20,000    CVS Caremark Corporation                               791,400
       7,800    Kimberly-Clark Corporation                             466,284
      29,000    Wal-Mart Stores, Inc.                                1,629,800
                                                                  ------------
                                                                     2,887,484
                                                                  ------------
                ENERGY - 4.9%
      15,600    Pioneer Natural Resources Company(b)                 1,221,168
       7,400    Royal Dutch Shell PLC - ADR                            604,654
                                                                  ------------
                                                                     1,825,822
                                                                  ------------
                FINANCIALS - 21.3%
      16,700    American Express Company                               629,089
      32,700    American International Group, Inc.                     865,242
      40,000    Bank of America Corporation                            954,800
      42,600    Citigroup, Inc.                                        713,976
      49,400    Countrywide Financial Corporation                      209,950
      16,000    Federal National Mortgage Association                  312,160
      26,500    Freddie Mac                                            434,600
      35,300    JPMorgan Chase & Company                             1,211,143
      15,000    Lincoln National Corporation                           679,800
      37,300    Popular, Inc.                                          245,807
      24,000    Travelers Companies, Inc. (The)                      1,041,600
      42,200    Wachovia Corporation                                   655,366
                                                                  ------------
                                                                     7,953,533
                                                                  ------------
                HEALTH CARE - 16.6%
      19,800    Amgen, Inc.(a)                                         933,768
      26,000    Johnson & Johnson                                    1,672,840
      17,500    Merck & Company, Inc.                                  659,575
      65,000    Pfizer, Inc.                                         1,135,550
      29,000    Watson Pharmaceuticals, Inc.(a)                        787,930
      20,600    WellPoint, Inc.(a)                                     981,796
                                                                  ------------
                                                                     6,171,459
                                                                  ------------

FBP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 95.6% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
                INDUSTRIALS - 11.0%
      17,600    Avery Dennison Corporation                        $    773,168
      10,100    FedEx Corporation                                      795,779
      45,000    General Electric Company                             1,201,050
      10,000    Ingersoll-Rand Company Ltd. - Class A                  374,300
      60,000    Masco Corporation                                      943,800
                                                                  ------------
                                                                     4,088,097
                                                                  ------------
                INFORMATION TECHNOLOGY - 18.9%
      50,000    Cisco Systems, Inc.(a)                               1,163,000
      20,000    Computer Sciences Corporation(a)                       936,800
      39,000    Dell, Inc.(a)                                          853,320
      95,818    Flextronics International Ltd.(a)                      900,689
      20,000    Hewlett-Packard Company                                884,200
      14,000    International Business Machines Corporation          1,659,420
      23,000    Microsoft Corporation                                  632,730
                                                                  ------------
                                                                     7,030,159
                                                                  ------------
                MATERIALS - 1.5%
      30,000    Sealed Air Corporation                                 570,300
                                                                  ------------

                TOTAL COMMON STOCKS (Cost $33,743,826)            $ 35,644,594
                                                                  ------------

================================================================================
      SHARES    MONEY MARKET FUNDS - 1.0%                             VALUE
--------------------------------------------------------------------------------
     386,365    Fidelity Institutional Money Market Government
                  Portfolio - Class I, 2.269%(c) (Cost $386,365)  $    386,365
                                                                  ------------

                TOTAL INVESTMENTS AT VALUE - 96.6%
                  (Cost $34,130,191)                              $ 36,030,959

                OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%         1,253,966
                                                                  ------------

                NET ASSETS - 100.0%                               $ 37,284,925
                                                                  ============

(a)  Non-income producing security.
(b)  Security covers a written call option.
(c) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.
ADR - American Depositary Receipt

See accompanying notes to schedules of investments.

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
JUNE 30, 2008 (UNAUDITED)
================================================================================================
 OPTION                                                               VALUE OF      PREMIUMS
CONTRACTS    COVERED CALL OPTIONS                                     OPTIONS       RECEIVED
------------------------------------------------------------------------------------------------
       50    Pioneer Natural Resources Company, 12/20/2008 at $85    $   35,000    $   33,509
       50    Pioneer Natural Resources Company, 01/17/2009 at $70        76,000        34,163
                                                                     ----------    ----------
                                                                     $  111,000    $   67,672
                                                                     ==========    ==========

See accompanying notes to schedules of investments.

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
      SHARES    COMMON STOCKS - 67.2%                                 VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 9.4%
      21,600    Best Buy Company, Inc.                            $    855,360
      50,000    Family Dollar Stores, Inc.                             997,000
      26,000    General Motors Corporation                             299,000
      26,000    Home Depot, Inc. (The)                                 608,920
      28,000    KB Home                                                474,040
      16,000    Kohl's Corporation(a)                                  640,640
      20,000    Macy's, Inc.                                           388,400
      28,000    Wyndham Worldwide Corporation                          501,480
                                                                  ------------
                                                                     4,764,840
                                                                  ------------
                CONSUMER STAPLES - 6.4%
       5,000    Altria Group, Inc.                                     102,800
      22,000    CVS Caremark Corporation                               870,540
       7,700    Kimberly-Clark Corporation                             460,306
       5,000    Philip Morris International, Inc.                      246,950
      28,000    Wal-Mart Stores, Inc.                                1,573,600
                                                                  ------------
                                                                     3,254,196
                                                                  ------------
                ENERGY - 3.5%
      17,000    Pioneer Natural Resources Company(b)                 1,330,760
       5,300    Royal Dutch Shell PLC - ADR                            433,063
                                                                  ------------
                                                                     1,763,823
                                                                  ------------
                FINANCIALS - 14.2%
      18,000    American Express Company                               678,060
      27,500    American International Group, Inc.                     727,650
      40,000    Bank of America Corporation                            954,800
      50,000    Citigroup, Inc.                                        838,000
      14,000    Federal National Mortgage Association                  273,140
      23,000    Freddie Mac                                            377,200
      35,000    JPMorgan Chase & Company                             1,200,850
      11,676    Lincoln National Corporation                           529,157
      30,000    Popular, Inc.                                          197,700
      21,000    Travelers Companies, Inc. (The)                        911,400
      32,800    Wachovia Corporation                                   509,384
                                                                  ------------
                                                                     7,197,341
                                                                  ------------
                HEALTH CARE - 11.2%
      18,000    Amgen, Inc.(a)                                         848,880
      23,000    Johnson & Johnson                                    1,479,820
      15,600    Merck & Company, Inc.                                  587,964
      65,000    Pfizer, Inc.                                         1,135,550
      26,000    Watson Pharmaceuticals, Inc.(a)                        706,420
      18,500    WellPoint, Inc.(a)                                     881,710
                                                                  ------------
                                                                     5,640,344
                                                                  ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 67.2% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
                INDUSTRIALS - 6.8%
      15,500    Avery Dennison Corporation                        $    680,915
       7,400    FedEx Corporation                                      583,046
      40,000    General Electric Company                             1,067,600
       9,100    Ingersoll-Rand Company Ltd. - Class A                  340,613
      50,000    Masco Corporation                                      786,500
                                                                  ------------
                                                                     3,458,674
                                                                  ------------
                INFORMATION TECHNOLOGY - 13.9%
      43,000    Cisco Systems, Inc.(a)                               1,000,180
      21,000    Computer Sciences Corporation(a)                       983,640
      38,000    Dell, Inc.(a)                                          831,440
      88,000    Flextronics International Ltd.(a)                      827,200
      17,000    Hewlett-Packard Company                                751,570
      15,800    International Business Machines Corporation          1,872,774
      27,000    Microsoft Corporation                                  742,770
                                                                  ------------
                                                                     7,009,574
                                                                  ------------
                MATERIALS - 1.2%
      32,000    Sealed Air Corporation                                 608,320
                                                                  ------------

                TELECOMMUNICATIONS SERVICES - 0.6%
       8,000    Verizon Communications, Inc.                           283,200
                                                                  ------------

                TOTAL COMMON STOCKS (Cost $29,491,408)            $ 33,980,312
                                                                  ------------

================================================================================
   PAR VALUE    U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.5%        VALUE
--------------------------------------------------------------------------------
                U.S. TREASURY NOTES - 3.5%
$  1,000,000     5.00%, due 07/31/2008                            $  1,002,500
     750,000     4.50%, due 11/15/2010                                 780,762
                                                                  ------------
                                                                     1,783,262
                                                                  ------------
                FEDERAL HOME LOAN BANK - 6.5%
     500,000     4.28%, due 07/14/2008                                 500,300
     500,000     4.035%, due 03/09/2009                                504,114
     750,000     4.375%, due 03/17/2010                                766,239
     750,000     4.375%, due 10/22/2010                                766,814
     750,000     5.05%, due 08/24/2011                                 763,705
                                                                  ------------
                                                                     3,301,172
                                                                  ------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.5%
     750,000     5.25%, due 10/06/2011                                 753,281
                                                                  ------------

                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $5,791,383)                               $  5,837,715
                                                                  ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   PAR VALUE    CORPORATE BONDS - 18.2%                               VALUE
--------------------------------------------------------------------------------
                FINANCIALS - 6.3%
$    750,000    Credit Suisse First Boston USA, Inc., 4.70%,
                  due 06/01/2009                                  $    752,149
     750,000    International Lease Finance Corporation, 5.40%,
                  due 02/15/2012                                       673,213
   1,000,000    Northern Trust Company, 7.10%, due 08/01/2009        1,020,114
     750,000    Prudential Financial, Inc., 5.80%, due 06/15/2012      764,936
                                                                  ------------
                                                                     3,210,412
                                                                  ------------
                HEALTH CARE - 1.5%
     750,000    UnitedHealth Group, Inc., 5.25%, due 03/15/2011        746,527
                                                                  ------------

                INDUSTRIALS - 7.4%
     750,000    Donnelley (R.R.) & Sons Company, 3.75%,
                  due 04/01/2009                                       742,322
     750,000    Kraft Foods, Inc., 5.625%, due 11/01/2011              756,712
     750,000    Newell Rubbermaid, Inc., 4.625%, due 12/15/2009        744,442
     750,000    Ryder System, Inc., 5.00%, due 04/01/2011              737,051
     750,000    Union Pacific Corporation, 3.625%, due 06/01/2010      736,248
                                                                  ------------
                                                                     3,716,775
                                                                  ------------
                UTILITIES - 3.0%
     750,000    Ohio Power Company, 5.30%, due 11/01/2010              759,432
     750,000    Public Service Electric & Gas Company, 4.00%,
                  due 11/01/2008                                       750,007
                                                                  ------------
                                                                     1,509,439
                                                                  ------------

                TOTAL CORPORATE BONDS (Cost $9,181,556)           $  9,183,153
                                                                  ------------


================================================================================
      SHARES    MONEY MARKET FUNDS - 3.2%                             VALUE
--------------------------------------------------------------------------------
   1,604,828    Fidelity Institutional Money Market Government
                  Portfolio - Class I, 2.269%(c)
                  (Cost $1,604,828)                               $  1,604,828
                                                                  ------------

                TOTAL INVESTMENTS AT VALUE - 100.1%
                  (Cost $46,069,175)                              $ 50,606,008

                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)         (40,416)
                                                                  ------------

                NET ASSETS - 100.0%                               $ 50,565,592
                                                                  ============

(a)  Non-income producing security.
(b)  Security covers a written call option.
(c) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.
ADR - American Depositary Receipt

See accompanying notes to schedules of investments.

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
JUNE 30, 2008 (UNAUDITED)
================================================================================================
 OPTION                                                               VALUE OF      PREMIUMS
CONTRACTS    COVERED CALL OPTIONS                                     OPTIONS       RECEIVED
------------------------------------------------------------------------------------------------
       40    Pioneer Natural Resources Company, 12/20/2008 at $85    $   28,000    $   26,807
       40    Pioneer Natural Resources Company, 01/17/2009 at $60        89,200        24,194
       40    Pioneer Natural Resources Company, 01/17/2009 at $70        60,800        27,284
                                                                     ----------    ----------
                                                                     $  178,000    $   78,285
                                                                     ==========    ==========

See accompanying notes to schedules of investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================


1.   SECURITIES VALUATION

Portfolio securities of the FBP Value Fund and the FBP Balanced Fund (the "Funds") are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Funds have adopted SFAS No. 157 with these Schedules of Investments.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of June 30, 2008:

                                                        FBP VALUE      FBP BALANCED
     VALUATION INPUTS                                      FUND            FUND
     ---------------------------------------------    -------------    -------------
     Level 1 - Quoted Prices                          $  35,919,959    $  35,407,140

     Level 2 - Other Significant Observable Inputs               --       15,020,868
                                                      -------------    -------------

     Total                                            $  35,919,959    $  50,428,008
                                                      =============    =============

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2008:

                                                        FBP VALUE      FBP BALANCED
                                                           FUND            FUND
                                                      -------------    -------------
   Cost of portfolio investments and written options  $  34,062,519    $  45,990,890
                                                      =============    =============

   Gross unrealized appreciation                      $   8,418,400    $  10,096,180
   Gross unrealized depreciation                         (6,560,960)      (5,659,062)
                                                      -------------    -------------

   Net unrealized appreciation                        $   1,857,440    $   4,437,118
                                                      =============    =============

THE DAVENPORT EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
   SHARES       COMMON STOCKS -- 96.7%                               VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY -- 9.3%
   124,279      CarMax, Inc. (a)                                 $  1,763,519
    35,703      Fortune Brands, Inc.                                2,228,224
   102,362      Lowe's Companies, Inc.                              2,124,011
    60,695      Marriott International, Inc.                        1,592,637
   112,359      News Corporation                                    1,724,711
    55,444      Omnicom Group, Inc.                                 2,488,327
    72,375      Walt Disney Company (The)                           2,258,100
                                                                 ------------
                                                                   14,179,529
                                                                 ------------
                CONSUMER STAPLES -- 17.5%
    49,270      Colgate-Palmolive Company                           3,404,557
    73,926      CVS Caremark Corporation                            2,925,252
    64,895      Hershey Company (The)                               2,127,258
    81,486      Kraft Foods, Inc.                                   2,318,277
    47,128      PepsiCo, Inc.                                       2,996,870
    39,063      Procter & Gamble Company (The)                      2,375,421
    89,257      SABMiller PLC - ADR                                 2,046,368
    55,864      Smithfield Foods, Inc. (a)                          1,110,576
   108,469      Sysco Corporation                                   2,983,982
    67,449      Walgreen Company                                    2,192,767
    40,975      Wal-Mart Stores, Inc.                               2,302,795
                                                                 ------------
                                                                   26,784,123
                                                                 ------------
                ENERGY -- 14.8%
    52,504      Cameco Corporation                                  2,250,846
    37,383      Chevron Corporation                                 3,705,777
    18,347      EOG Resources, Inc.                                 2,407,126
    42,927      Exxon Mobil Corporation                             3,783,157
    34,518      Schlumberger Ltd.                                   3,708,269
    20,380      Transocean, Inc. (a)                                3,105,708
    54,285      XTO Energy, Inc.                                    3,719,065
                                                                 ------------
                                                                   22,679,948
                                                                 ------------
                FINANCIALS -- 14.7%
    51,454      Bank of America Corporation                         1,228,207
    64,223      BB&T Corporation                                    1,462,358
       924      Berkshire Hathaway, Inc. - Class B (a)              3,707,088
    95,240      Brookfield Asset Management, Inc.                   3,099,109
    58,477      Capital One Financial Corporation                   2,222,711
    11,761      Goldman Sachs Group, Inc. (The)                     2,056,999
    55,654      JPMorgan Chase & Company                            1,909,489
     9,661      Markel Corporation (a)                              3,545,587
    57,124      T. Rowe Price Group, Inc.                           3,225,792
                                                                 ------------
                                                                   22,457,340
                                                                 ------------
                HEALTH CARE -- 8.3%
    43,683      Allergan, Inc.                                      2,273,700
    50,194      Eli Lilly & Company                                 2,316,955
    45,338      Johnson & Johnson                                   2,917,047
    54,604      Wyeth                                               2,618,808
    38,677      Zimmer Holdings, Inc. (a)                           2,631,970
                                                                 ------------
                                                                   12,758,480
                                                                 ------------

THE DAVENPORT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
   SHARES       COMMON STOCKS -- 96.7% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
                INDUSTRIALS -- 9.2%
    50,782      Danaher Corporation                              $  3,925,449
   147,221      General Electric Company                            3,929,328
    47,170      United Parcel Service, Inc. - Class B               2,899,540
    55,486      United Technologies Corporation                     3,423,486
                                                                 ------------
                                                                   14,177,803
                                                                 ------------
                INFORMATION TECHNOLOGY -- 15.8%
    14,071      Apple Computer, Inc. (a)                            2,356,048
   109,628      Cisco Systems, Inc. (a)                             2,549,947
   110,469      Corning, Inc.                                       2,546,311
     3,665      Google, Inc. (a)                                    1,929,329
   112,569      Intel Corporation                                   2,417,982
    22,079      International Business Machines Corporation         2,617,024
   106,100      Microsoft Corporation                               2,918,811
   101,858      Nokia Oyj - ADR                                     2,495,521
   130,210      Oracle Corporation (a)                              2,734,410
    92,197      SanDisk Corporation (a)                             1,724,084
                                                                 ------------
                                                                   24,289,467
                                                                 ------------
                MATERIALS -- 4.7%
    52,325      Albemarle Corporation                               2,088,291
    26,588      Praxair, Inc.                                       2,505,653
     5,208      Rio Tinto PLC - ADR                                 2,577,960
                                                                 ------------
                                                                    7,171,904
                                                                 ------------
                TELECOMMUNICATIONS SERVICES -- 2.4%
    19,742      China Mobile Ltd. - ADR                             1,321,727
    23,102      Millicom International Cellular S.A. (a)            2,391,057
                                                                 ------------
                                                                    3,712,784
                                                                 ------------

                TOTAL COMMON STOCKS (Cost $135,828,954)         $ 148,211,378
                                                                -------------

--------------------------------------------------------------------------------
 PAR VALUE      U.S. TREASURY OBLIGATIONS -- 0.7%                    VALUE
--------------------------------------------------------------------------------
$ 1,000,000     U.S. Treasury Bill, 1.82%, due 09/25/2008
                 (Cost $995,664)                                $     995,879
                                                                -------------
--------------------------------------------------------------------------------
   SHARES       MONEY MARKET FUNDS -- 4.2%                           VALUE
--------------------------------------------------------------------------------
6,479,355       First American Treasury Obligations Fund -
                 Class Y, 1.672% (b) (Cost $6,479,355)          $   6,479,355
                                                                -------------
                TOTAL INVESTMENTS AT VALUE -- 101.6%
                 (Cost $143,303,973)                            $ 155,686,612

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%)    (2,478,755)
                                                                -------------
                NET ASSETS -- 100.0%                            $ 153,207,857
                                                                =============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

ADR   - American Depositary Receipt

See accompanying notes to schedule of investments.

THE  DAVENPORT  EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)


1.  SECURITIES VALUATION

Portfolio securities of The Davenport Equity Fund (the "Fund") are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.


When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or combination of these and other factors.


The Financial Accounting Standards Board's Statement of Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim period within those fiscal years. Therefore, the Fund has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE DAVENPORT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

                                                                The
                                                              Davenport
     Valuation Inputs                                        Equity Fund
     ------------------------------------------------        -----------

     Level 1 - Quoted prices                              $  154,690,733
     Level 2 - Other significant observable inputs               995,879
                                                          --------------

     Total                                                $  155,686,612
                                                          ==============


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2008:


     Cost of portfolio investments         $   143,608,292
                                              ============

     Gross unrealized appreciation         $    27,653,447
     Gross unrealized depreciation            ( 15,575,127)
                                              ------------

     Net unrealized appreciation           $    12,078,320
                                              ============


The difference between the federal income tax cost and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 63.0%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 3.1%
     6,200   Johnson Controls, Inc.                                $    177,816
     5,000   McDonald's Corporation                                     281,100
     9,500   Staples, Inc.                                              225,625
       700   Target Corporation                                          32,543
     8,275   Walt Disney Company (The)                                  258,180
                                                                   ------------
                                                                        975,264
                                                                   ------------
             CONSUMER STAPLES - 5.9%
     4,500   Archer-Daniels-Midland Company                             151,875
     4,700   Coca-Cola Company (The)                                    244,306
     7,600   CVS Caremark Corporation                                   300,732
     9,400   Kroger Company (The)                                       271,378
     5,500   Molson Coors Brewing Company - Class B                     298,815
     4,775   PepsiCo, Inc.                                              303,642
     4,850   Procter & Gamble Company (The)                             294,928
                                                                   ------------
                                                                      1,865,676
                                                                   ------------
             ENERGY - 10.7%
     2,200   Apache Corporation                                         305,800
     4,300   Chevron Corporation                                        426,259
     3,250   ConocoPhillips                                             306,767
     2,400   Devon Energy Corporation                                   288,384
     3,200   Exxon Mobil Corporation                                    282,016
     4,100   National Oilwell Varco, Inc. (a)                           363,752
     6,000   Noble Corporation                                          389,760
     3,800   Occidental Petroleum Corporation                           341,468
     3,350   Schlumberger Ltd.                                          359,890
     2,150   Transocean, Inc. (a)                                       327,638
                                                                   ------------
                                                                      3,391,734
                                                                   ------------
             FINANCIALS - 7.8%
     4,250   AFLAC, Inc.                                                266,900
     3,600   Assurant, Inc.                                             237,456
     5,150   Bank of America Corporation                                122,931
     5,700   Chubb Corporation (The)                                    279,357
     5,300   MetLife, Inc.                                              279,681
     4,600   NYSE Euronext, Inc.                                        233,036
     3,400   Prudential Financial, Inc.                                 203,116
     5,000   State Street Corporation                                   319,950
     5,900   Travelers Companies, Inc. (The)                            256,060
    12,900   Unum Group                                                 263,805
                                                                   ------------
                                                                      2,462,292
                                                                   ------------
             HEALTH CARE - 8.9%
     2,500   Aetna, Inc.                                                101,325
    12,500   Bristol-Myers Squibb Company                               256,625
     4,700   Express Scripts, Inc. (a)                                  294,784
     4,500   Genzyme Corporation (a)                                    324,090
     6,500   Gilead Sciences, Inc. (a)                                  344,175

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 63.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 8.9% (CONTINUED)
     4,400   Johnson & Johnson                                     $    283,096
     5,050   McKesson Corporation                                       282,346
     7,000   Teva Pharmaceutical Industries Ltd. - ADR                  320,600
     5,550   Thermo Fisher Scientific, Inc. (a)                         309,302
     2,200   WellPoint, Inc. (a)                                        104,852
     3,050   Zimmer Holdings, Inc. (a)                                  207,553
                                                                   ------------
                                                                      2,828,748
                                                                   ------------
             INDUSTRIALS - 9.3%
     6,100   Dover Corporation                                          295,057
     3,400   General Dynamics Corporation                               286,280
    13,100   General Electric Company                                   349,639
     5,200   ITT Corporation                                            329,316
     2,900   Lockheed Martin Corporation                                286,114
     5,275   Norfolk Southern Corporation                               330,584
     4,000   Northrop Grumman Corporation                               267,600
     1,000   Parker-Hannifin Corporation                                 71,320
     3,850   Terex Corporation (a)                                      197,775
     5,600   Textron, Inc.                                              268,408
     4,500   United Technologies Corporation                            277,650
                                                                   ------------
                                                                      2,959,743
                                                                   ------------
             INFORMATION TECHNOLOGY - 13.3%
     7,300   Accenture Ltd. - Class A                                   297,256
    17,000   Cisco Systems, Inc. (a)                                    395,420
    11,500   Corning, Inc.                                              265,075
       500   Google, Inc. - Class A (a)                                 263,210
     5,700   Harris Corporation                                         287,793
     6,850   Hewlett-Packard Company                                    302,839
     7,000   Intel Corporation                                          150,360
     2,700   International Business Machines Corporation                320,031
     3,900   MEMC Electronic Materials, Inc. (a)                        240,006
    14,500   Microsoft Corporation                                      398,895
     9,300   NVIDIA Corporation (a)                                     174,096
    13,900   Oracle Corporation (a)                                     291,900
     7,000   QUALCOMM, Inc.                                             310,590
    14,600   Symantec Corporation (a)                                   282,510
     7,000   Western Digital Corporation (a)                            241,710
                                                                   ------------
                                                                      4,221,691
                                                                   ------------
             MATERIALS - 2.0%
     2,500   CF Industries Holdings, Inc.                               382,000
     2,600   Praxair, Inc.                                              245,024
                                                                   ------------
                                                                        627,024
                                                                   ------------
             TELECOMMUNICATIONS SERVICES - 1.0%
     9,000   AT&T, Inc.                                                 303,210
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 63.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             UTILITIES - 1.0%
     6,800   Public Service Enterprise Group, Inc.                 $    312,324
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $15,223,987)                $ 19,947,706
                                                                   ------------

================================================================================
 PAR VALUE   U.S. TREASURY OBLIGATIONS - 4.6%                          VALUE
--------------------------------------------------------------------------------
             U.S. TREASURY NOTES - 4.6%
$  250,000   4.00%, due 02/15/2014                                 $    257,832
   750,000   4.25%, due 11/15/2014                                      783,046
   400,000   4.25%, due 11/15/2017                                      408,594
                                                                   ------------
             TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,404,787)     $  1,449,472
                                                                   ------------

================================================================================
 PAR VALUE   U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%                 VALUE
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.4%
$1,000,000   6.625%, due 09/15/2009                                $  1,043,456
   150,000   5.125%, due 07/15/2012                                     156,749
   500,000   5.25%, due 04/18/2016                                      520,259
                                                                   ------------
                                                                      1,720,464
                                                                   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.5%
   250,000   7.25%, due 01/15/2010                                      265,889
   200,000   5.50%, due 03/15/2011                                      210,134
                                                                   ------------
                                                                        476,023
                                                                   ------------

             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $2,084,713)                                   $  2,196,487
                                                                   ------------

================================================================================
 PAR VALUE   MORTGAGE-BACKED SECURITIES - 5.6%                         VALUE
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.3%
$   23,763   Pool #E90624, 6.00%, due 08/01/2017                   $     24,345
   377,448   Pool #A43942, 5.50%, due 03/01/2036                        372,435
                                                                   ------------
                                                                        396,780
                                                                   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.2%
   190,870   Pool #618465, 5.00%, due 12/01/2016                        188,960
   261,261   Pool #684231, 5.00%, due 01/01/2018                        258,646
   247,904   Pool #255455, 5.00%, due 10/01/2024                        241,631
   403,820   Pool #255702, 5.00%, due 05/01/2025                        393,259
   256,157   Pool #808413, 5.50%, due 01/01/2035                        252,790
                                                                   ------------
                                                                      1,335,286
                                                                   ------------
             GOVERNMENT NATIONAL MORTAGE ASSOCIATION - 0.1%
    36,801   Pool #781344, 6.50%, due 10/01/2031                         38,061
                                                                   ------------

             TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,791,705)    $  1,770,127
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS - 14.7%                                   VALUE
--------------------------------------------------------------------------------
$  250,000   Alcoa, Inc.,
               6.50%, due 06/01/2011                               $    257,309
   150,000   American Express Company,
               4.875%, due 07/15/2013                                   144,439
   250,000   AT&T, Inc.,
               4.95%, due 01/15/2013                                    249,133
   325,000   BB&T Corporation,
               6.50%, due 08/01/2011                                    329,345
   350,000   Burlington Resources, Inc.,
               6.68%, due 02/15/2011                                    369,647
   300,000   Deutsche Telekom AG,
               8.00%, due 06/15/2010                                    317,367
   345,000   Dover Corporation,
               6.50%, due 02/15/2011                                    361,890
   300,000   FPL Group Capital, Inc.,
               7.375%, due 06/01/2009                                   310,130
   200,000   GlaxoSmithKline PLC,
               5.65%, due 5/15/2018                                     199,236
   350,000   Goldman Sachs Group, Inc.,
               6.65%, due 05/15/2009                                    356,888
   300,000   GTE Northwest, Inc.,
               6.30%, due 06/01/2010                                    309,657
   175,000   International Business Machines Corporation,
               4.375%, due 06/01/2009                                   177,093
   300,000   JPMorgan Chase & Company,
               6.75%, due 02/01/2011                                    311,376
   260,000   May Department Stores Company,
               5.95%, due 11/01/2008                                    259,791
   250,000   Morgan Stanley,
               5.30%, due 03/01/2013                                    240,890
   200,000   PepsiCo, Inc.,
               4.65%, due 02/15/2013                                    202,969
   250,000   United Technologies Corporation,
               6.10%, due 05/15/2012                                    264,518
                                                                   ------------

             TOTAL CORPORATE BONDS (Cost $4,592,787)               $  4,661,678
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS - 4.0%                                 VALUE
--------------------------------------------------------------------------------
 1,263,372   Fidelity Institutional Money Market Portfolio,
               2.574% (b) (Cost $1,263,372)                        $  1,263,372
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (c) - 0.7%                          VALUE
--------------------------------------------------------------------------------
 $ 224,009   U.S. Bank N.A., 1.25%, dated 06/30/2008,
               due 07/01/2008, repurchase proceeds: $224,017
               (Cost $224,009)                                     $    224,009
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE - 99.5%
               (Cost $26,585,360)                                  $ 31,512,851

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%               169,205
                                                                   ------------

             NET ASSETS - 100.0%                                   $ 31,682,056
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

(c) Repurchase agreement is fully collateralized by $224,009 FGCI Pool #E99430, 4.50%, due 09/01/2008. The aggregate market value of the collateral at June 30, 2008 was $228,826.

ADR - American Depositary Receipt.

See accompanying notes to schedules of investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 92.7%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 4.6%
    10,000   Johnson Controls, Inc.                                $    286,800
     7,700   McDonald's Corporation                                     432,894
    14,300   Staples, Inc.                                              339,625
    12,400   Walt Disney Company (The)                                  386,880
                                                                   ------------
                                                                      1,446,199
                                                                   ------------
             CONSUMER STAPLES - 8.7%
     7,000   Archer-Daniels-Midland Company                             236,250
     7,000   Coca-Cola Company (The)                                    363,860
    11,200   CVS Caremark Corporation                                   443,184
    14,000   Kroger Company (The)                                       404,180
     8,400   Molson Coors Brewing Company - Class B                     456,372
     7,000   PepsiCo, Inc.                                              445,130
     7,000   Procter & Gamble Company (The)                             425,670
                                                                   ------------
                                                                      2,774,646
                                                                   ------------
             ENERGY - 15.9%
     3,400   Apache Corporation                                         472,600
     6,300   Chevron Corporation                                        624,519
     4,350   ConocoPhillips                                             410,596
     3,700   Devon Energy Corporation                                   444,592
     5,000   Exxon Mobil Corporation                                    440,650
     6,000   National Oilwell Varco, Inc. (a)                           532,320
     9,000   Noble Corporation                                          584,640
     5,700   Occidental Petroleum Corporation                           512,202
     5,100   Schlumberger Ltd.                                          547,893
     3,300   Transocean, Inc. (a)                                       502,887
                                                                   ------------
                                                                      5,072,899
                                                                   ------------
             FINANCIALS - 11.1%
     6,450   AFLAC, Inc.                                                405,060
     5,200   Assurant, Inc.                                             342,992
     8,450   Chubb Corporation (The)                                    414,134
     7,900   MetLife, Inc.                                              416,883
     7,000   NYSE Euronext, Inc.                                        354,620
     5,200   Prudential Financial, Inc.                                 310,648
     7,500   State Street Corporation                                   479,925
     8,900   Travelers Companies, Inc. (The)                            386,260
    21,000   Unum Group                                                 429,450
                                                                   ------------
                                                                      3,539,972
                                                                   ------------
             HEALTH CARE - 13.4%
     3,950   Aetna, Inc.                                                160,093
    18,500   Bristol-Myers Squibb Company                               379,805
     7,000   Express Scripts, Inc. (a)                                  439,040
     6,700   Genzyme Corporation (a)                                    482,534
     9,600   Gilead Sciences, Inc. (a)                                  508,320
     6,550   Johnson & Johnson                                          421,427
     7,700   McKesson Corporation                                       430,507

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 92.7% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 13.4% (CONTINUED)
    10,500   Teva Pharmaceutical Industries Ltd. - ADR             $    480,900
     8,600   Thermo Fisher Scientific, Inc. (a)                         479,278
     3,500   WellPoint, Inc. (a)                                        166,810
     4,800   Zimmer Holdings, Inc. (a)                                  326,640
                                                                   ------------
                                                                      4,275,354
                                                                   ------------
             INDUSTRIALS - 13.5%
     9,050   Dover Corporation                                          437,749
     5,000   General Dynamics Corporation                               421,000
    14,600   General Electric Company                                   389,674
     7,650   ITT Corporation                                            484,475
     4,400   Lockheed Martin Corporation                                434,104
     7,800   Norfolk Southern Corporation                               488,826
     6,000   Northrop Grumman Corporation                               401,400
     2,000   Parker-Hannifin Corporation                                142,640
     5,200   Terex Corporation (a)                                      267,124
     8,300   Textron, Inc.                                              397,819
     6,700   United Technologies Corporation                            413,390
                                                                   ------------
                                                                      4,278,201
                                                                   ------------
             INFORMATION TECHNOLOGY - 19.6%
    10,500   Accenture Ltd. - Class A                                   427,560
    24,000   Cisco Systems, Inc. (a)                                    558,240
    17,200   Corning, Inc.                                              396,460
       750   Google, Inc. - Class A (a)                                 394,815
     8,400   Harris Corporation                                         424,116
    10,200   Hewlett-Packard Company                                    450,942
    11,500   Intel Corporation                                          247,020
     4,000   International Business Machines Corporation                474,120
     5,700   MEMC Electronic Materials, Inc. (a)                        350,778
    21,500   Microsoft Corporation                                      591,465
    14,000   NVIDIA Corporation (a)                                     262,080
    20,500   Oracle Corporation (a)                                     430,500
    10,400   QUALCOMM, Inc.                                             461,448
    21,500   Symantec Corporation (a)                                   416,025
    10,500   Western Digital Corporation (a)                            362,565
                                                                   ------------
                                                                      6,248,134
                                                                   ------------
             MATERIALS - 2.9%
     3,700   CF Industries Holdings, Inc.                               565,360
     3,850   Praxair, Inc.                                              362,824
                                                                   ------------
                                                                        928,184
                                                                   ------------
             TELECOMMUNICATIONS SERVICES - 1.5%
    14,000   AT&T, Inc.                                                 471,660
                                                                   ------------

             UTILITIES - 1.5%
    10,050   Public Service Enterprise Group, Inc.                      461,597
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $22,867,437)                $ 29,496,846
                                                                   ------------

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.2%                 VALUE
--------------------------------------------------------------------------------

$1,000,000   Federal Home Loan Bank, discount note, 2.18%,
               due 07/14/2008 (Cost $999,213)                      $    999,224
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS - 2.0%                                 VALUE
--------------------------------------------------------------------------------
   636,615   Fidelity Institutional Money Market Portfolio,
               2.574% (b) (Cost $636,615)                          $    636,615
                                                                   ------------

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (c) - 1.4%                          VALUE
--------------------------------------------------------------------------------
$  451,330   U.S. Bank N.A., 1.25%, dated 06/30/2008, due
               07/01/2008, repurchase proceeds: $451,345
               (Cost $451,330)                                     $    451,330
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE - 99.3%
               (Cost $24,954,595)                                  $ 31,584,015

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%               229,199
                                                                   ------------

             NET ASSETS - 100.0%                                   $ 31,813,214
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

(c) Repurchase agreement is fully collateralized by $451,330 FGCI Pool #G11440, 4.00%, due 08/01/2018. The aggregate market value of the collateral at June 30, 2008 was $460,404.

ADR - American Depositary Receipt.

See accompanying notes to schedules of investments.

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 93.9%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 9.2%
    11,990   Goodyear Tire & Rubber Company (a)                    $    213,782
    11,260   Hasbro, Inc.                                               402,207
     5,630   McDonald's Corporation                                     316,519
     5,990   NIKE, Inc. - Class B                                       357,064
     6,100   Snap-on, Inc.                                              317,261
    11,000   TJX Companies, Inc. (The)                                  346,170
     8,960   Walt Disney Company (The)                                  279,552
                                                                   ------------
                                                                      2,232,555
                                                                   ------------
             CONSUMER STAPLES - 7.4%
     9,230   Archer-Daniels-Midland Company                             311,512
     9,370   CVS Caremark Corporation                                   370,771
    13,350   Kroger Company (The)                                       385,414
     7,420   Molson Coors Brewing Company - Class B                     403,129
     5,900   Wal-Mart Stores, Inc.                                      331,580
                                                                   ------------
                                                                      1,802,406
                                                                   ------------
             ENERGY - 17.8%
     3,250   Apache Corporation                                         451,750
     3,550   Chevron Corporation                                        351,912
     4,070   ConocoPhillips                                             384,167
     3,000   Devon Energy Corporation                                   360,480
     3,800   Exxon Mobil Corporation                                    334,894
     4,000   Murphy Oil Corporation                                     392,200
     5,350   National Oilwell Varco, Inc. (a)                           474,652
     6,530   Noble Corporation                                          424,189
     3,400   Noble Energy                                               341,904
     4,650   Occidental Petroleum Corporation                           417,849
     2,590   Transocean, Inc. (a)                                       394,690
                                                                   ------------
                                                                      4,328,687
                                                                   ------------
             FINANCIALS - 9.3%
     5,180   Assurant, Inc.                                             341,673
     5,630   Chubb Corporation (The)                                    275,926
    15,420   Host Hotels & Resorts, Inc.                                210,483
     4,460   Northern Trust Corporation                                 305,822
     5,350   NYSE Euronext, Inc.                                        271,031
     3,850   State Street Corporation                                   246,362
     5,330   Torchmark Corporation                                      312,605
    14,420   Unum Group                                                 294,889
                                                                   ------------
                                                                      2,258,791
                                                                   ------------
             HEALTH CARE - 9.3%
     5,925   Aetna, Inc.                                                240,140
    12,170   Bristol-Myers Squibb Company                               249,850
     5,440   Express Scripts, Inc. (a)                                  341,197
     5,350   Genzyme Corporation (a)                                    385,307
     4,350   Johnson & Johnson                                          279,879

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 93.9% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 9.3% (CONTINUED)
     6,260   McKesson Corporation                                  $    349,997
     7,425   Thermo Fisher Scientific, Inc. (a)                         413,795
                                                                   ------------
                                                                      2,260,165
                                                                   ------------
             INDUSTRIALS - 13.2%
    24,900   Allied Waste Industries, Inc. (a)                          314,238
     4,680   Emerson Electric Company                                   231,426
     4,170   General Dynamics Corporation                               351,114
     5,540   Goodrich Corporation                                       262,928
     3,450   Lockheed Martin Corporation                                340,377
     6,100   Manitowoc Company, Inc. (The)                              198,433
     4,270   Northrop Grumman Corporation                               285,663
     5,442   Parker Hannifin Corporation                                388,123
     3,090   Precision Castparts Corporation                            297,783
     4,800   Terex Corporation (a)                                      246,576
     6,150   Textron, Inc.                                              294,770
                                                                   ------------
                                                                      3,211,431
                                                                   ------------
             INFORMATION TECHNOLOGY - 17.5%
     9,210   Accenture Ltd. - Class A                                   375,031
    10,395   BMC Software, Inc. (a)                                     374,220
    13,500   Corning, Inc.                                              311,175
     6,710   Harris Corporation                                         338,788
     8,140   Hewlett-Packard Company                                    359,869
     3,080   International Business Machines Corporation                365,072
     4,060   MEMC Electronic Materials, Inc. (a)                        249,852
     9,570   Microsoft Corporation                                      263,271
    18,215   Oracle Corporation (a)                                     382,515
    18,860   Symantec Corporation (a)                                   364,941
     8,600   Tyco Electronics Ltd.                                      308,052
     8,860   Western Digital Corporation (a)                            305,936
    18,170   Xerox Corporation                                          246,385
                                                                   ------------
                                                                      4,245,107
                                                                   ------------
             MATERIALS - 5.6%
     2,420   CF Industries Holdings, Inc.                               369,776
     4,910   Eastman Chemical Company                                   338,103
    15,540   Hercules, Inc.                                             263,092
     9,700   Steel Dynamics, Inc.                                       378,979
                                                                   ------------
                                                                      1,349,950
                                                                   ------------
             TELECOMMUNICATIONS SERVICES - 1.5%
     7,600   Embarq Corporation                                         359,252
                                                                   ------------

             UTILITIES - 3.1%
    12,100   MDU Resources Group, Inc.                                  421,806
    12,700   Pepco Holdings, Inc.                                       325,755
                                                                   ------------
                                                                        747,561
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $21,851,592)                $ 22,795,905
                                                                   ------------

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   EXCHANGE-TRADED FUNDS - 1.1%                              VALUE
--------------------------------------------------------------------------------
    13,970   Financial Select Sector SPDR Fund (Cost $368,368)     $    281,496
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS - 4.9%                                 VALUE
--------------------------------------------------------------------------------
 1,183,027   Fidelity Institutional Money Market Portfolio,
               2.574% (b) (Cost $1,183,027)                        $  1,183,027
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE - 99.9%
               (Cost $23,402,987)                                  $ 24,260,428

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                15,134
                                                                   ------------

             NET ASSETS - 100.0%                                   $ 24,275,562
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

See accompanying notes to schedules of investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
             VIRGINIA REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 97.3%                             VALUE
--------------------------------------------------------------------------------
             Alexandria, Virginia, GO,
$1,000,000     5.00%, due 06/15/2011, prerefunded
               06/15/2010 @ 101                                    $  1,054,030
             Arlington Co., Virginia, GO,
   500,000     4.10%, due 11/01/2018                                    504,650
             Capital Region Airport, Revenue,
   520,000     4.50%, due 07/01/2016                                    539,100
             Chesterfield Co., Virginia, GO,
   700,000     5.00%, due 01/01/2020                                    744,324
             Fairfax Co., Virginia, Economic Dev. Authority, Revenue,
 1,000,000     5.00%, due 06/01/2018                                  1,047,430
             Fairfax Co., Virginia, GO,
   700,000     5.00%, due 10/01/2011                                    741,930
             Fauquier Co., Virginia, GO,
   500,000     5.00%, due 07/01/2017                                    539,100
             Hampton, Virginia, GO,
 1,000,000     5.50%, due 02/01/2012, prerefunded 02/01/2010 @ 102    1,064,690
   500,000     5.00%, due 04/01/2020                                    520,290
             Hanover Co., Virginia, GO,
 1,000,000     5.125%, due 07/15/2013, prerefunded 07/15/2009 @ 101   1,043,680
             Hanover Co., Virginia, Industrial Dev.
               Authority, Revenue,
 1,000,000     6.50%, due 08/15/2009                                  1,044,510
             Henrico Co., Virginia, Economic Dev.
               Authority, Revenue,
 1,000,000     5.50%, due 11/01/2008                                  1,011,970
             James City, Virginia, School District, GO,
   500,000     5.00%, due 12/15/2018                                    528,655
             James City, Virginia, Service Authority,
               Water and Sewer, Revenue,
 1,000,000     5.125%, due 01/15/2017                                 1,063,990
             Leesburg, Virginia, GO,
   500,000     5.00%, due 09/15/2016                                    543,340
             Loudoun Co., Virginia, GO,
   500,000     5.00%, due 07/01/2012                                    532,980
             Loudoun Co., Virginia, Industrial Dev. Authority,
               Public Facility Lease, Revenue,
 1,000,000     5.00%, due 03/01/2019                                  1,034,400
             Lynchburg, Virginia, GO,
   500,000     5.00%, due 06/01/2015                                    542,365
             Medical College of Virginia, Hospitals
               Authority, Revenue,
   700,000     5.00%, due 07/01/2013                                    715,120
             New Kent Co., Virginia, Economic Dev.
               Authority, Revenue,
   500,000     5.00%, due 02/01/2019                                    523,315
             New River Valley Regional Jail Authority, Revenue,
   250,000     4.00%, due 04/01/2011                                    251,250
             Norfolk, Virginia, GO,
   500,000     4.50%, due 06/01/2015                                    518,785

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
             VIRGINIA REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 97.3% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
             Norfolk, Virginia, Water, Revenue,
$1,000,000     5.00%, due 11/01/2016                               $  1,029,410
             Portsmouth, Virginia, GO,
   290,000     5.00%, due 08/01/2017                                    293,361
             Richmond, Virginia, Industrial Dev. Authority,
               Government Facilities, Revenue,
   510,000     4.75%, due 07/15/2010                                    524,734
             Richmond, Virginia, Metropolitan Authority, Revenue,
 1,000,000     5.25%, due 07/15/2014                                  1,057,790
             Southeastern Public Service Authority,
               Virginia, Revenue,
 1,000,000     5.00%, due 07/01/2015                                  1,037,050
             Spotsylvania Co., Virginia, GO,
   500,000     5.00%, due 01/15/2016                                    528,390
             University of Virginia, Revenue,
 1,000,000     5.25%, due 06/01/2012                                  1,035,150
   585,000     5.00%, due 06/01/2013                                    628,237
             Upper Occoquan, Virginia, Sewer Authority, Revenue,
   250,000     5.15%, due 07/01/2020                                    268,185
             Virginia Beach, Virginia, GO,
   800,000     5.25%, due 08/01/2010, prerefunded 08/01/2008 @ 101      810,392
             Virginia College Building Authority, Educational
               Facilities, Revenue,
   500,000     5.00%, due 02/01/2017                                    530,365
   500,000     5.00%, due 04/01/2017                                    524,685
             Virginia Commonwealth Transportation Board, Federal
               Highway Reimbursement Anticipation Note, Revenue,
   500,000     5.00%, due 09/28/2015                                    541,975
             Virginia Polytechnic Institute & State
               University, Revenue,
   500,000     5.00%, due 06/01/2016                                    536,430
             Virginia State, GO,
   500,000     5.00%, due 06/01/2012                                    532,475
             Virginia State Public Building Authority, Revenue,
   635,000     5.00%, due 08/01/2012                                    676,008
             Virginia State Public School Authority, Revenue,
   995,000     5.25%, due 08/01/2009                                  1,030,701
             Virginia State Resource Authority,
               Infrastructure Revenue,
   400,000     5.50%, due 05/01/2017, prerefunded 05/01/2010 @ 101      424,200
   100,000     5.50%, due 05/01/2017                                    105,045
                                                                   ------------

             TOTAL VIRGINIA REVENUE AND GENERAL OBLIGATION
               (GO) BONDS (Cost $27,995,200)                       $ 28,224,487
                                                                   ------------

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   MONEY MARKET FUNDS - 1.3%                                 VALUE
--------------------------------------------------------------------------------
   396,937   Fidelity Institutional Tax-Exempt Portfolio,
               1.621% (a) (Cost $396,937)                          $    396,937
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE - 98.6%
               (Cost $28,392,137)                                  $ 28,621,424

             OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%               394,287
                                                                   ------------

             NET ASSETS - 100.0%                                   $ 29,015,711
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

See accompanying notes to schedules of investments.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 97.8%                                     VALUE
--------------------------------------------------------------------------------
             BELGIUM - 0.7%
     3,175   UCB SA (b)                                            $    117,212
                                                                   ------------

             DENMARK - 1.2%
     3,117   Novo Nordisk A/S - Class B (b)                             205,330
                                                                   ------------

             FINLAND - 1.4%
     6,441   Nokia Oyj (b)                                              157,546
     2,775   Nokia Corporation - ADR                                     67,988
                                                                   ------------
                                                                        225,534
                                                                   ------------
             FRANCE - 13.0%
       884   Air Liquide SA (b)                                         116,433
    11,756   Alcatel SA (b)                                              71,019
     2,132   Cap Gemini SA (b)                                          125,081
     2,982   Carrefour SA (b)                                           168,206
       996   Casino Guichard-Perrachon SA (b)                           112,556
     2,027   Compagnie de Saint-Gobain (b)                              125,621
     3,007   France Telecom SA (b)                                       88,248
     1,419   Groupe DANONE (b)                                           99,362
     1,138   PPR SA (b)                                                 125,714
     1,514   Sanofi-Aventis (b)                                         100,674
       973   Schneider Electric SA (b)                                  104,746
     6,510   Suez SA (b)                                                441,604
     3,350   Total SA (b)                                               285,345
     1,545   Veolia Environnement (b)                                    86,313
     3,745   Vivendi Universal SA (b)                                   141,308
                                                                   ------------
                                                                      2,192,230
                                                                   ------------
             GERMANY - 13.1%
     1,246   Allianz AG (b)                                             219,152
     2,729   Arcandor AG (a) (b)                                         31,619
     2,927   Bayer AG (b)                                               245,891
     1,970   Deustche Bank AG (b)                                       168,875
     2,153   Deustche Postbank AG (b)                                   189,105
     3,734   Infineon Technologies AG (a) (b)                            32,021
       677   Merck KGaA (b)                                              96,057
     1,848   Metro AG (b)                                               118,178
       990   Muencher Rueckversicherungs-Gesellschaft AG (b)            173,776
    11,409   SAP AG (b)                                                 595,377
     2,952   Siemens AG (b)                                             325,629
                                                                   ------------
                                                                      2,195,680
                                                                   ------------
             GREECE - 1.0%
     6,752   Hellenic Telecommunications Organization SA                170,210
                                                                   ------------

             HONG KONG - 0.5%
    16,600   Bank of East Asia Ltd. (The) (b)                            90,251
                                                                   ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 97.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             ITALY - 4.8%
     4,739   Assicurazioni Generali SpA (b)                        $    181,243
    16,818   Enel SpA (b)                                               159,653
    10,064   ENI SpA (b)                                                374,141
    15,386   UniCredito Italiano SpA (b)                                 93,656
                                                                   ------------
                                                                        808,693
                                                                   ------------
             JAPAN - 26.1%
    24,000   Bank of Yokohama Ltd. (b)                                  166,249
     6,100   Bridgestone Corporation (b)                                 93,739
     2,950   Canon, Inc. (b)                                            152,112
    13,000   Daiwa Securities Group, Inc. (b)                           119,748
        31   East Japan Railway Company (b)                             252,933
     1,700   FANUC LTD. (b)                                             166,538
     2,300   FAST RETAILING COMPANY Ltd. (b)                            218,579
     5,500   JSR Corporation (b)                                        109,489
     1,150   KEYENCE CORPORATION (b)                                    274,595
     5,900   MARUI COMPANY LTD. (b)                                      46,012
    11,000   Matsushita Electric Industrial Company Ltd. (b)            235,731
     5,800   Millea Holdings, Inc. (b)                                  226,439
    17,000   Mitsubishi Estate Company Ltd. (b)                         389,869
    28,500   Mitsubishi UFJ Financial Group, Inc. (b)                   252,295
    13,400   Nomura Holdings, Inc. (b)                                  198,769
        50   NTT Data Corporation (b)                                   196,080
        75   NTT DoCoMo, Inc. (b)                                       110,192
     9,500   PIONEER Corporation (b)                                     76,554
     5,700   Seven & I Holdings Company Ltd. (b)                        163,486
    12,000   Sharp Corporation (b)                                      195,947
     4,000   Sony Corporation (b)                                       175,632
     4,500   SUMCO Corporation (b)                                       99,871
        32   Sumitomo Mitsui Financial Group, Inc. (b)                  241,055
     2,200   T&D Holdings, Inc. (b)                                     135,928
     1,500   TDK CORPORATION (b)                                         89,910
                                                                   ------------
                                                                      4,387,752
                                                                   ------------
             NETHERLANDS - 5.1%
     5,067   Aegon NV (b)                                                66,661
     4,542   Fortis (b)                                                  72,287
     3,304   ING Groep NV (b)                                           104,537
    26,135   Koninklijke (Royal) KPN NV (b)                             447,136
     5,082   Koninklijke (Royal) Philips Electronics NV (b)             172,224
                                                                   ------------
                                                                        862,845
                                                                   ------------
             NORWAY - 1.4%
     6,334   Statoil ASA (b)                                            236,308
                                                                   ------------

             POLAND - 0.4%
     3,238   Powszechna Kasa Oszczednosci Bank Polski SA (b)             69,718
                                                                   ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 97.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             PORTUGAL - 0.6%
    18,656   EDP - Energias de Portugal SA (b)                     $     97,077
                                                                   ------------

             SINGAPORE - 2.3%
    19,000   Capitaland Ltd. (b)                                         79,951
    21,000   DBS Group Holdings Ltd. (b)                                292,581
    64,000   Synear Food Holdings Ltd. (b)                               20,270
                                                                   ------------
                                                                        392,802
                                                                   ------------
             SOUTH KOREA - 0.8%
     1,950   Hyundai Motor Company (b)                                  132,162
                                                                   ------------

             SPAIN - 4.0%
    12,009   Repsol YPF SA (b)                                          471,614
     7,554   Telefonica SA (b)                                          200,046
                                                                   ------------
                                                                        671,660
                                                                   ------------
             SWEDEN - 1.9%
    16,392   Nordea Bank AB (b)                                         224,877
     8,249   Telefonaktiebolaget LM Ericsson - B Shares (b)              85,876
                                                                   ------------
                                                                        310,753
                                                                   ------------
             SWITZERLAND - 5.3%
     3,085   Credit Suisse Group (b)                                    140,827
     3,900   Nestle SA (b)                                              176,261
     4,560   Novartis AG (b)                                            251,674
     1,114   Roche Holdings AG(b)                                       200,846
       714   Swiss Re (b)                                                47,469
       311   Zurich Financial Services AG (b)                            79,489
                                                                   ------------
                                                                        896,566
                                                                   ------------
             UNITED KINGDOM - 14.2%
     2,069   Anglo American PLC (b)                                     145,233
       384   AstraZeneca PLC                                             16,370
     9,724   BAE Systems PLC (b)                                         85,231
     3,554   Berkeley Group PLC (The) (a) (b)                            47,945
     9,833   Cadbury Schweppes PLC (b)                                  123,237
     1,524   Carnival PLC (b)                                            48,344
    13,945   GlaxoSmithKline PLC (b)                                    308,007
    24,211   J Sainsbury PLC (b)                                        152,831
    27,592   Kingfisher PLC (b)                                          61,120
     3,466   Land Securities Group PLC (b)                               84,578
    16,293   Lloyds TSB Group PLC (b)                                    99,958
    25,961   Premier Foods PLC (b)                                       49,089
    14,838   Prudential PLC (b)                                         156,523
    16,161   Rolls-Royce Group PLC (b)                                  109,137
 1,557,069   Rolls-Royce Group PLC - Class B                              3,099
     8,837   Royal Dutch Shell PLC - Class A (b)                        361,622
     4,765   Royal Dutch Shell PLC - Class B (b)                        190,551

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 97.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             UNITED KINGDOM - 14.2% (CONTINUED)
     4,558   Smiths Group PLC (b)                                  $     98,218
     4,916   Whitbread PLC (b)                                          119,879
    23,737   William Morrison Supermarkets PLC (b)                      125,028
    67,824   Woolworths Group PLC (b)                                    10,967
                                                                   ------------
                                                                      2,396,967
                                                                   ------------

             TOTAL COMMON STOCKS - 97.8% (Cost $13,552,427)        $ 16,459,750

             OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%               365,270
                                                                   ------------

             NET ASSETS - 100.0%                                   $ 16,825,020
                                                                   ============

(a)   Non-income producing security.

(b) Fair value priced (Note 1). Fair valued securities totaled $16,202,083 at June 30, 2008, representing 96.3% of net assets.

ADR - American Depositary Receipt.

See accompanying notes to schedules of investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Select Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Because the value of foreign securities may be materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of The Jamestown International Equity Fund may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate The Jamestown International Equity Fund's net asset value per share may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Funds have adopted SFAS No. 157 with these Schedules of Investments.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

   o  Level 1 - quoted prices in active markets for identical securities
   o  Level 2 - other significant observable inputs
   o  Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

The following is a summary of the inputs used to value each Fund's net assets as of June 30, 2008:

                                                                               The
                                  The                                       Jamestown         The
                               Jamestown         The            The         Tax Exempt     Jamestown
                                Balanced      Jamestown      Jamestown       Virginia    International
VALUATION INPUTS                  Fund       Equity Fund    Select Fund        Fund       Equity Fund
----------------------------  ------------   ------------   ------------   ------------   ------------
Level 1 - Quoted Prices       $ 21,435,087   $ 30,584,791   $ 24,260,428   $    396,937   $    257,667
Level 2 - Other Significant
Observable Inputs               10,077,764        999,224             --     28,224,487     16,202,083
                              ------------   ------------   ------------   ------------   ------------
Total                         $ 31,512,851   $ 31,584,015   $ 24,260,428   $ 28,621,424   $ 16,459,750
                              ============   ============   ============   ============   ============

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2008:

                                                                                    The
                                    The                                          Jamestown          The
                                 Jamestown          The             The          Tax Exempt      Jamestown
                                  Balanced       Jamestown       Jamestown        Virginia     International
                                    Fund        Equity Fund     Select Fund         Fund        Equity Fund
                                ------------    ------------    ------------    ------------    ------------
Tax cost of portfolio
investments                     $ 26,637,902    $ 25,007,482    $ 23,403,621    $ 28,392,137    $ 13,564,896
                                ============    ============    ============    ============    ============

Gross unrealized appreciation   $  5,413,212    $  7,332,750    $  2,295,405    $    385,404    $  3,899,612

Gross unrealized depreciation       (538,263)       (756,217)     (1,438,598)       (156,117)     (1,004,758)
                                ------------    ------------    ------------    ------------    ------------

Net unrealized appreciation     $  4,874,949    $  6,576,533    $    856,807    $    229,287    $  2,894,854
                                ============    ============    ============    ============    ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Select Fund and The Jamestown International Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 88.0%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 6.2%
     6,000   Coach, Inc. (a)                                       $    173,280
     5,000   GameStop Corporation (a)                                   202,000
    26,500   Home Depot, Inc.                                           620,630
     4,000   ITT Educational Services, Inc. (a)                         330,520
    24,000   Johnson Controls, Inc.                                     688,320
    10,000   Matsushita Electric Industrial Company Ltd.                214,200
    11,000   NIKE, Inc. - Class B                                       655,710
    40,000   Walt Disney Company (The)                                1,248,000
                                                                   ------------
                                                                      4,132,660
                                                                   ------------
             CONSUMER STAPLES - 8.5%
    33,000   Altria Group, Inc.                                         678,480
    22,836   Kraft Foods, Inc.                                          649,684
    10,000   PepsiCo, Inc.                                              635,900
    33,000   Philip Morris International, Inc.                        1,629,870
    28,000   Procter & Gamble Company (The)                           1,702,680
     6,000   Wal-Mart Stores, Inc.                                      337,200
                                                                   ------------
                                                                      5,633,814
                                                                   ------------
             ENERGY - 15.1%
    11,089   Apache Corporation                                       1,541,371
     7,300   BP plc - ADR                                               507,861
    19,000   Chevron Corporation                                      1,883,470
    18,500   ConocoPhillips                                           1,746,215
     3,000   ENSCO International, Inc.                                  242,220
    10,900   Exxon Mobil Corporation                                    960,617
     5,000   Plains Exploration & Production Company (a)                364,850
    14,000   Spectra Energy Corporation                                 402,360
     7,996   Transocean, Inc. (a)                                     1,218,511
    10,000   Valero Energy Corporation                                  411,800
    10,000   XTO Energy, Inc.                                           685,100
                                                                   ------------
                                                                      9,964,375
                                                                   ------------
             FINANCIALS - 12.4%
    27,900   Aegon N.V. - ARS                                           365,769
    13,800   AFLAC, Inc.                                                866,640
     4,000   American Capital Strategies Ltd.                            95,080
    27,600   American Express Company                                 1,039,692
    15,500   American International Group, Inc.                         410,130
    62,870   Bank of America Corporation                              1,500,707
    15,000   Charles Schwab Corporation                                 308,100
    40,000   Colonial Properties Trust                                  800,800
     7,000   Goldman Sachs Group, Inc. (The)                          1,224,300
    56,400   U.S. Bancorp                                             1,572,996
                                                                   ------------
                                                                      8,184,214
                                                                   ------------
             HEALTH CARE - 12.7%
     3,000   Abbott Laboratories                                        158,910
     5,000   Allergan, Inc.                                             260,250
    14,300   Becton, Dickinson & Company                              1,162,590

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 88.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 12.7% (CONTINUED)
    17,500   Cardinal Health, Inc.                                 $    902,650
     5,500   Cerner Corporation (a)                                     248,490
     4,000   Covance, Inc. (a)                                          344,080
    20,000   Elan Corporation (a)                                       711,000
     5,000   Fresenius Medical Care AG & Company - ADR                  274,450
     6,500   Genzyme Corporation (a)                                    468,130
     6,000   Gilead Sciences, Inc. (a)                                  317,700
    20,000   Johnson & Johnson                                        1,286,800
    11,250   Techne Corporation (a)                                     870,637
     6,500   Thermo Fisher Scientific, Inc. (a)                         362,245
    16,000   Waters Corporation (a)                                   1,032,000
                                                                   ------------
                                                                      8,399,932
                                                                   ------------
             INDUSTRIALS - 12.9%
    19,500   Caterpillar, Inc.                                        1,439,490
     3,000   C.H. Robinson Worldwide, Inc.                              164,520
    30,000   Emerson Electric Company                                 1,483,500
     9,500   Fedex Corporation                                          748,505
    17,000   General Dynamics Corporation                             1,431,400
    16,000   Ingersoll-Rand Company Ltd. - Class A                      598,880
    10,000   Norfolk Southern Corporation                               626,700
    23,000   Quanta Services, Inc. (a)                                  765,210
     5,000   Stericycle, Inc. (a)                                       258,500
    16,000   United Technologies Corporation                            987,200
                                                                   ------------
                                                                      8,503,905
                                                                   ------------
             INFORMATION TECHNOLOGY - 13.2%
     5,000   Accenture Ltd. - Class A                                   203,600
    42,500   Adobe Systems, Inc. (a)                                  1,674,075
     5,000   Agilent Technologies, Inc. (a)                             177,700
     5,000   Applied Materials, Inc.                                     95,450
    20,000   Automatic Data Processing, Inc.                            838,000
     5,000   Broadridge Financial Solutions, Inc.                       105,250
    41,000   Cisco Systems, Inc. (a)                                    953,660
    31,000   Corning, Inc.                                              714,550
    11,000   Flextronics International Ltd. (a)                         103,400
    37,000   Hewlett-Packard Company                                  1,635,770
     7,000   International Business Machines Corporation                829,710
    12,000   NetApp, Inc. (a)                                           259,920
    10,000   Oracle Corporation (a)                                     210,000
    27,000   Texas Instruments, Inc.                                    760,320
     8,000   Xilinx, Inc.                                               202,000
                                                                   ------------
                                                                      8,763,405
                                                                   ------------
             MATERIALS - 3.3%
     7,000   Alcoa, Inc.                                                249,340
     8,000   Dow Chemical Company (The)                                 279,280
    10,000   Nucor Corporation                                          746,700
     7,000   POSCO - ADR                                                908,460
                                                                   ------------
                                                                      2,183,780
                                                                   ------------

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 88.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES - 1.3%
     7,000   America Movil SAB de C.V.                             $    369,250
     6,000   AT&T, Inc.                                                 202,140
        37   FairPoint Communications, Inc.                                 267
     4,000   Nippon Telegraph and Telephone Corporation - ADR            97,200
     4,000   NTT DoCoMo, Inc. - ADR                                      58,400
     2,000   Telephone and Data Systems, Inc.                            94,540
     2,000   Verizon Communications, Inc.                                70,800
                                                                   ------------
                                                                        892,597
                                                                   ------------
             UTILITIES - 2.4%
    65,980   Duke Energy Corporation                                  1,146,732
     4,500   EnergySouth, Inc.                                          220,770
     5,000   Wisconsin Energy Corporation                               226,100
                                                                   ------------
                                                                      1,593,602
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $32,068,470)                $ 58,252,284
                                                                   ------------

================================================================================
    SHARES   EXCHANGE-TRADED FUNDS - 9.9%                              VALUE
--------------------------------------------------------------------------------
    47,000   iShares MSCI EAFE Index Fund                          $  3,228,900
     4,000   Market Vectors - Agribusiness ETF (a)                      246,520
     7,000   Market Vectors - Coal ETF (a)                              406,000
     1,500   Market Vectors - Russia ETF                                 81,330
     2,500   Market Vectors - Steel ETF                                 264,700
    18,000   Vanguard Emerging Markets ETF                              837,540
    28,500   Vanguard FTSE All-World Ex-US Index ETF                  1,506,225
                                                                   ------------

             TOTAL EXCHANGE-TRADED FUNDS (Cost $6,513,261)         $  6,571,215
                                                                   ------------

================================================================================
 PAR VALUE   COMMERCIAL PAPER - 2.1%                                   VALUE
--------------------------------------------------------------------------------
$1,377,000   U.S. Bancorp, 1.90%, due 07/01/2008 (Cost $1,377,000) $  1,377,000
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS - 0.0%                                 VALUE
--------------------------------------------------------------------------------
       365   AIM STIT - STIC Prime Portfolio - Institutional
               Class, 2.407% (b) (Cost $365)                       $        365
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE - 100.0%
               (Cost $39,959,096)                                  $ 66,200,864

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)              (9,359)
                                                                   ------------

             NET ASSETS - 100.0%                                   $ 66,191,505
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

ADR - American Depositary Receipt

ARS - American Registered Shares

See accompanying notes to schedules of investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 93.3%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 7.9%
     2,500   AnnTaylor Stores Corporation (a)                      $     59,900
     2,000   ArvinMeritor, Inc.                                          24,960
     6,500   Barnes & Noble, Inc.                                       161,460
     2,000   Bob Evans Farms, Inc.                                       57,200
     3,000   BorgWarner, Inc.                                           133,140
     2,900   Coach, Inc. (a)                                             83,752
     1,700   Darden Resturants, Inc.                                     54,298
     3,500   DreamWorks Animation SKG, Inc. (a)                         104,335
     3,000   Family Dollar Stores, Inc.                                  59,820
     5,700   GameStop Corporation - Class A (a)                         230,280
     2,000   Hanesbrands, Inc. (a)                                       54,280
     4,300   Hasbro, Inc.                                               153,596
     3,000   IAC/InterActiveCorp (a)                                     57,840
       900   Interactive Data Corporation                                22,617
     1,605   ITT Educational Services, Inc. (a)                         132,621
     3,000   Jarden Corporation (a)                                      54,720
     1,600   John Wiley & Sons, Inc. - Class A                           72,048
     2,500   Liberty Global, Inc. (a)                                    78,575
     4,800   OfficeMax, Inc.                                             66,720
     5,800   O'Reilly Automotive, Inc. (a)                              129,630
     1,000   PetSmart, Inc.                                              19,950
     3,000   Phillips-Van Heusen Corporation                            109,860
     2,000   Ross Stores, Inc.                                           71,040
     3,500   Saks, Inc. (a)                                              38,430
     6,000   Service Corporation International                           59,160
     3,000   Sinclair Broadcast Group, Inc.                              22,800
     2,750   Snap-on, Inc.                                              143,028
     3,400   Sotheby's                                                   89,658
     1,300   Tiffany & Company                                           52,975
     1,200   Urban Outfitters, Inc. (a)                                  37,428
     2,500   Vail Resorts, Inc. (a)                                     107,075
                                                                   ------------
                                                                      2,543,196
                                                                   ------------
             CONSUMER STAPLES - 2.7%
     5,400   Church & Dwight Company, Inc.                              304,290
     6,000   Hormel Foods Corporation                                   207,660
     4,700   J.M. Smucker Company                                       191,008
     3,000   NBTY, Inc. (a)                                              96,180
     1,740   Universal Corporation                                       78,683
                                                                   ------------
                                                                        877,821
                                                                   ------------
             ENERGY - 11.3%
     6,610   Cameron International Corporation (a)                      365,864
     5,780   FMC Technologies, Inc. (a)                                 444,655
     3,740   Murphy Oil Corporation                                     366,707

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 93.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             ENERGY - 11.3% (CONTINUED)
     2,800   Newfield Exploration Company (a)                      $    182,700
     5,360   Noble Corporation                                          348,186
     3,600   Overseas Shipholding Group, Inc.                           286,272
       480   Patriot Coal Corporation (a)                                73,579
     4,800   Peabody Energy Corporation                                 422,640
     4,380   Pioneer Natural Resources Company                          342,866
     5,000   Pride International, Inc. (a)                              236,450
     4,500   Smith International, Inc.                                  374,130
     4,950   Valero Energy Corporation                                  203,841
                                                                   ------------
                                                                      3,647,890
                                                                   ------------
             FINANCIALS - 13.0%
     8,400   American Financial Group, Inc.                             224,700
     6,750   Arthur J. Gallagher & Company                              162,675
     7,300   Associated Banc-Corp                                       140,817
     6,000   Bank of Hawaii Corporation                                 286,800
    10,050   Berkley (W.R.) Corporation                                 242,808
     5,600   Cullen/Frost Bankers, Inc.                                 279,160
    10,250   Eaton Vance Corporation                                    407,540
     2,600   Everest Re Group Ltd.                                      207,246
     9,300   HCC Insurance Holdings, Inc.                               196,602
    10,400   Jefferies Group, Inc.                                      174,928
     3,780   Legg Mason, Inc.                                           164,695
     4,600   Liberty Property Trust                                     152,490
    10,270   New York Community Bancorp, Inc.                           183,217
     6,941   Potlatch Corporation                                       313,178
     7,000   Rayonier, Inc.                                             297,220
     4,400   State Street Corporation                                   281,556
    16,400   Synovus Financial Corporation                              143,172
     3,300   Westamerica Bancorporation                                 173,547
     6,650   Wilmington Trust Corporation                               175,826
                                                                   ------------
                                                                      4,208,177
                                                                   ------------
             HEALTH CARE - 14.8%
     3,500   Applera Corporation - Applied Biosystems Group             117,180
     1,000   Bard (C.R.), Inc.                                           87,950
     3,450   Barr Pharmaceuticals, Inc. (a)                             155,526
     2,500   Bio-Rad Laboratories, Inc. - Class A (a)                   202,225
     2,500   Cephalon, Inc. (a)                                         166,725
     6,000   Cerner Corporation (a)                                     271,080
     8,000   Community Health Systems, Inc. (a)                         263,840
     7,000   Covance, Inc. (a)                                          602,140
     8,250   Coventry Health Care, Inc. (a)                             250,965
     5,600   DENTSPLY International, Inc.                               206,080
     2,000   Edwards Lifesciences Corporation (a)                       124,080
     1,000   Elan Corporation plc - ADR (a)                              35,550
     4,000   Fresenius Medical Care AG & Company - ADR                  219,560

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 93.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 14.8% (CONTINUED)
    12,000   Gilead Sciences, Inc. (a)                             $    635,400
     4,000   Henry Schein, Inc. (a)                                     206,280
     1,500   IDEXX Laboratories, Inc. (a)                                73,110
     2,000   Millipore Corporation (a)                                  135,720
     7,700   Mylan, Inc.                                                 92,939
     3,000   ResMed, Inc. (a)                                           107,220
     4,500   Techne Corporation (a)                                     348,255
     3,000   UnitedHealth Group, Inc.                                    78,750
     5,100   Varian Medical Systems, Inc. (a)                           264,435
     2,000   Waters Corporation (a)                                     129,000
                                                                   ------------
                                                                      4,774,010
                                                                   ------------
             INDUSTRIALS - 16.4%
     3,000   Alexander & Baldwin, Inc.                                  136,650
     7,500   AMETEK, Inc.                                               354,150
     5,000   ChoicePoint, Inc. (a)                                      241,000
     5,000   C.H. Robinson Worldwide, Inc.                              274,200
     6,000   Donaldson Company, Inc.                                    267,840
     6,000   Expeditors International of Washington, Inc.               258,000
     7,000   Fastenal Company                                           302,120
     3,500   Goodrich Corporation                                       166,110
     6,000   Graco, Inc.                                                228,420
     3,000   Harsco Corporation                                         163,230
     5,500   Herman Miller, Inc.                                        136,895
     4,475   Jacobs Engineering Group, Inc. (a)                         361,133
     2,000   Joy Global, Inc.                                           151,660
     1,500   Koninklijke Philips Electronics N.V. - ADR                  50,700
     3,000   L-3 Communications Holdings, Inc.                          272,610
     4,000   Manpower, Inc.                                             232,960
     5,000   MSC Industrial Direct Company, Inc.                        220,550
     5,000   SPX Corporation                                            658,650
     8,275   Stericycle, Inc. (a)                                       427,817
     3,000   Teleflex, Inc.                                             166,770
     5,000   Trinity Industries, Inc.                                   173,450
     1,000   WESCO International, Inc. (a)                               40,040
                                                                   ------------
                                                                      5,284,955
                                                                   ------------
             INFORMATION TECHNOLOGY - 12.3%
     8,000   Activision, Inc. (a)                                       272,560
     8,500   ADC Telecommunications, Inc. (a)                           125,545
     6,000   ADTRAN, Inc.                                               143,040
     4,000   Advent Software, Inc. (a)                                  144,320
     5,000   Alliance Data Systems Corporation (a)                      282,750
     8,000   Arrow Electronics, Inc. (a)                                245,760
     8,000   Cognizant Technology Solutions Corporation (a)             260,080
     1,000   CommScope, Inc. (a)                                         52,770
     6,500   Cree, Inc. (a)                                             148,265
     4,000   DST Systems, Inc. (a)                                      220,200

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 93.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 12.3% (CONTINUED)
     6,000   Harris Corporation                                    $    302,940
    10,000   Integrated Device Technology, Inc. (a)                      99,400
     9,000   Jack Henry & Associates, Inc.                              194,760
     6,000   Lam Research Corporation (a)                               216,900
     5,000   Linear Technology Corporation                              162,850
     6,000   Macrovision Corporation (a)                                 89,760
     5,000   Microchip Technology, Inc.                                 152,700
     8,000   National Instruments Corporation                           226,960
     5,000   NetApp, Inc. (a)                                           108,300
     3,000   Polycom, Inc. (a)                                           73,080
     5,000   SanDisk Corporation (a)                                     93,500
     3,000   Sybase, Inc. (a)                                            88,260
     7,000   Xilinx, Inc.                                               176,750
     2,500   Zebra Technologies Corporation - Class A (a)                81,600
                                                                   ------------
                                                                      3,963,050
                                                                   ------------
             MATERIALS - 6.5%
     4,000   Airgas, Inc.                                               233,560
     8,000   Albemarle Corporation                                      319,280
     3,000   Ashland, Inc.                                              144,600
     4,000   Cabot Corporation                                           97,240
     2,500   Eagle Materials, Inc.                                       63,325
     2,500   Martin Marietta Materials, Inc.                            258,975
     4,000   Scotts Miracle-Gro Company (The) - Class A                  70,280
     9,570   Sonoco Products Company                                    296,191
    12,000   Steel Dynamics, Inc.                                       468,840
     7,000   Valspar Corporation (The)                                  132,370
                                                                   ------------
                                                                      2,084,661
                                                                   ------------
             TELECOMMUNICATIONS SERVICES - 0.1%
     1,000   Telephone and Data Systems, Inc.                            47,270
                                                                   ------------

             UTILITIES - 8.3%
     8,400   AGL Resources, Inc.                                        290,472
     7,000   Equitable Resources, Inc.                                  483,420
     9,050   Great Plains Energy, Inc.                                  228,784
     8,850   MDU Resources Group, Inc.                                  308,511
     5,750   ONEOK, Inc.                                                280,772
     7,900   Pepco Holdings, Inc.                                       202,635
    10,800   Puget Energy, Inc.                                         259,092
     7,530   SCANA Corporation                                          278,610
    10,600   Vectren Corporation                                        330,826
                                                                   ------------
                                                                      2,663,122
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $22,990,608)                $ 30,094,152
                                                                   ------------

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   COMMERCIAL PAPER - 6.7%                                   VALUE
--------------------------------------------------------------------------------
$  546,000   Prudential Funding, LLC, 1.86%, due 07/01/2008        $    546,000
 1,620,000   U.S. Bancorp, 1.90%, due 07/01/2008                      1,620,000
                                                                   ------------
             TOTAL COMMERCIAL PAPER (Cost $2,166,000)              $  2,166,000
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS - 0.0%                                 VALUE
--------------------------------------------------------------------------------
      924    AIM STIT - STIC Prime Portfolio - Institutional
               Class, 2.407% (b) (Cost $924)                       $        924
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE - 100.0%
               (Cost $25,157,532)                                  $ 32,261,076

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                12,510
                                                                   ------------

             NET ASSETS - 100.0%                                   $ 32,273,586
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 95.8%                             VALUE
--------------------------------------------------------------------------------
             Alabama Drinking Water Financing Auth., Rev.,
$  250,000     4.00%, due 08/15/2014                               $    249,010
                                                                   ------------

             Alabama Special Care Facilities Financing Auth.,
               Birmingham, Rev.,
   500,000     4.50%, due 11/01/2009, ETM                               513,665
   400,000     5.375%, due 11/01/2012, ETM                              400,908
                                                                   ------------
                                                                        914,573
                                                                   ------------
             Alabama Special Care Facilities Financing
               Auth., Mobile Hospital, Rev.,
   250,000     4.50%, due 11/01/2010, ETM                               255,920
                                                                   ------------

             Alabama State Federal Highway Financing Auth., Rev.,
   210,000     5.00%, due 03/01/2009                                    213,845
   300,000     5.00%, due 03/01/2016                                    310,251
                                                                   ------------
                                                                        524,096
                                                                   ------------
             Alabama State, GO,
   250,000     5.00%, due 06/01/2012                                    258,367
   300,000     5.00%, due 09/01/2015                                    312,249
   300,000     5.00%, due 09/01/2016                                    312,249
   300,000     5.00%, due 09/01/2017                                    318,891
                                                                   ------------
                                                                      1,201,756
                                                                   ------------
             Alabama State Parks System Improvement
               Corporation, GO,
   200,000     5.50%, due 06/01/2010                                    210,424
                                                                   ------------

             Alabama State Public School & College Auth.,
               Capital Improvements, Rev.,
   300,000     5.00%, due 02/01/2010                                    310,791
   475,000     5.00%, due 11/01/2012                                    485,844
   600,000     5.125%, due 11/01/2013                                   613,944
   525,000     5.125%, due 11/01/2015                                   537,201
                                                                   ------------
                                                                      1,947,780
                                                                   ------------
             Alabama State Public School & College Auth., Rev.,
   355,000     5.00%, due 05/01/2010                                    369,413
                                                                   ------------

             Alabama Water Pollution Control Auth., Rev.,
   500,000     5.00%, due 08/15/2010                                    516,900
                                                                   ------------

             Anniston, AL, Waterworks & Sewer Board, Rev.,
   400,000     4.00%, due 06/01/2015                                    401,672
                                                                   ------------

             Athens, AL, Electric Rev. Warrants,
   500,000     3.00%, due 06/01/2011                                    493,835
                                                                   ------------

             Athens, AL, School Warrants,
   335,000     5.05%, due 08/01/2015                                    338,956
                                                                   ------------

             Auburn, AL, Capital Improvements, School
               Warrants, GO,
   225,000     5.00%, due 08/01/2012                                    238,462
                                                                   ------------

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 95.8% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
             Auburn, AL, GO,
$  285,000     4.25%, due 08/01/2009                               $    291,940
                                                                   ------------

             Auburn, AL, Water Works Board, Rev.,
   335,000     5.00%, due 07/01/2015                                    350,748
                                                                   ------------

             Auburn University, AL, General Fee Rev.,
   400,000     4.45%, due 06/01/2011                                    404,376
   400,000     5.25%, due 06/01/2015                                    418,092
                                                                   ------------
                                                                        822,468
                                                                   ------------
             Baldwin Co., AL, Board of Education, Rev. Warrants,
   200,000     5.20%, due 06/01/2009                                    200,564
   300,000     5.00%, due 06/01/2010                                    310,773
                                                                   ------------
                                                                        511,337
                                                                   ------------
             Baldwin Co., AL, GO, Warrants,
   500,000     4.50%, due 11/01/2008                                    504,435
   200,000     5.00%, due 02/01/2015                                    212,954
                                                                   ------------
                                                                        717,389
                                                                   ------------
             Baldwin Co., AL, Warrants - Series A,
   320,000     5.00%, due 02/01/2017                                    340,346
                                                                   ------------

             Birmingham, AL, Special Care Facilities
               Financing Auth. Rev.,
   300,000     3.70%, due 06/01/2009                                    302,838
                                                                   ------------

             Decatur, AL, GO, Warrants,
   300,000     5.00%, due 06/01/2009                                    300,699
                                                                   ------------

             Decatur, AL, Water Rev.,
   100,000     5.00%, due 05/01/2014                                    102,931
                                                                   ------------

             Dothan, AL, GO,
   500,000     5.50%, due 09/01/2014                                    524,600
                                                                   ------------

             Fairhope, AL, Warrants,
   295,000     5.10%, due 06/01/2014                                    305,768
                                                                   ------------

             Florence, AL, School Warrants,
   200,000     4.65%, due 12/01/2012                                    205,032
                                                                   ------------

             Homewood, AL, GO, Warrants,
   500,000     5.00%, due 09/01/2014                                    533,450
   250,000     5.00%, due 09/01/2015                                    269,573
                                                                   ------------
                                                                        803,023
                                                                   ------------
             Hoover, AL, Special Tax, Warrants,
   370,000     5.00%, due 02/15/2015                                    383,668
                                                                   ------------

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 95.8% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
             Houston Co., AL, GO,
$  300,000     5.60%, due 10/15/2014                               $    317,913
                                                                   ------------

             Huntsville, AL, Capital Improvements, GO,
   100,000     3.25%, due 11/01/2010                                    100,828
                                                                   ------------

             Huntsville, AL, Electric Systems, Rev.,
   300,000     4.00%, due 12/01/2013                                    307,383
                                                                   ------------

             Huntsville, AL, GO,
   400,000     5.50%, due 08/01/2009                                    415,200
   500,000     5.00%, due 08/01/2011                                    526,985
   250,000     5.25%, due 11/01/2012                                    254,675
   300,000     5.125%, due 05/01/2020                                   312,561
                                                                   ------------
                                                                      1,509,421
                                                                   ------------
             Huntsville, AL, Water Systems, Rev.,
   200,000     4.70%, due 11/01/2013                                    202,726
                                                                   ------------

             Jefferson Co., AL, Sewer Rev.,
   225,000     5.00%, due 02/01/2041, prerefunded 02/01/2011 @ 101      230,744
                                                                   ------------

             Madison, AL, Warrants,
   200,000     4.40%, due 02/01/2011                                    203,998
   400,000     4.85%, due 02/01/2013                                    408,076
                                                                   ------------
                                                                        612,074
                                                                   ------------
             Madison Co., AL, Board of Education, Capital
               Outlay Tax Antic. Warrants,
   400,000     5.20%, due 03/01/2011                                    417,480
   250,000     5.20%, due 03/01/2014                                    260,337
                                                                   ------------
                                                                        677,817
                                                                   ------------
             Mobile, AL, GO,
   100,000     4.50%, due 08/01/2013                                    104,700
   400,000     4.75%, due 02/15/2014                                    417,696
   500,000     5.20%, due 08/15/2018                                    520,175
                                                                   ------------
                                                                      1,042,571
                                                                   ------------
             Mobile, AL, Water & Sewer, Rev.,
   300,000     5.25%, due 01/01/2014                                    311,151
                                                                   ------------

             Montgomery, AL, GO,
   300,000     5.00%, due 11/01/2015                                    311,004
                                                                   ------------

             Montgomery, AL, Special Care Facilities, Rev.,
   125,000     5.00%, due 11/15/2029                                    127,745
                                                                   ------------

             Montgomery, AL, Waterworks & Sanitation, Rev.,
   500,000     5.00%, due 09/01/2008                                    502,610
   350,000     5.25%, due 09/01/2011                                    370,797
                                                                   ------------
                                                                        873,407
                                                                   ------------

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 95.8% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
             Mountain Brook, AL, City Board of Education,
               Capital Outlay Warrants,
$  405,000     4.80%, due 02/15/2011                               $    405,482
                                                                   ------------

             Opelika, AL, GO,
   210,000     4.00%, due 03/01/2010                                    213,849
                                                                   ------------

             Scottsboro, AL, Waterworks Sewer & Gas Board, Rev.,
   200,000     4.35%, due 08/01/2011                                    201,596
                                                                   ------------

             Shelby Co., AL, Board of Education, Rev. Warrants,
   500,000     4.80%, due 02/01/2011                                    510,080
                                                                   ------------

             St. Clair Co., AL, GO,
   145,000     4.00%, due 08/01/2013                                    148,422
   205,000     4.00%, due 08/01/2014                                    208,891
                                                                   ------------
                                                                        357,313
                                                                   ------------
             Trussville, AL, Warrants,
   400,000     4.30%, due 10/01/2010                                    412,376
                                                                   ------------

             Tuscaloosa, AL, Board of Education, GO,
   300,000     4.625%, due 08/01/2008                                   300,618
                                                                   ------------

             Tuscaloosa, AL, Board of Education, Special
               Tax Warrants,
   300,000     4.85%, due 02/15/2013                                    300,534
                                                                   ------------

             Tuscaloosa, AL, GO, Warrants,
   145,000     4.25%, due 02/15/2011                                    149,076
   500,000     5.45%, due 01/01/2014                                    526,135
                                                                   ------------
                                                                        675,211
                                                                   ------------
             Tuscaloosa Co., AL, GO, Warrants,
   425,000     4.30%, due 10/01/2009                                    436,169
   400,000     5.55%, due 01/01/2015, prerefunded 01/01/2010 @ 101      421,492
                                                                   ------------
                                                                        857,661
                                                                   ------------
             University of Alabama, AL, General Fee Rev.,
   240,000     4.10%, due 12/01/2013                                    241,817
                                                                   ------------

             University of Alabama, AL, Series A, Rev.,
   375,000     4.00%, due 10/01/2010                                    384,911
                                                                   ------------

             Vestavia Hills, AL, Warrants,
   565,000     5.00%, due 02/01/2012                                    595,787
                                                                   ------------

             TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
               OBLIGATION (GO) BONDS (Cost $25,355,928)            $ 25,707,603
                                                                   ------------

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   MONEY MARKET FUNDS - 3.0%                                 VALUE
--------------------------------------------------------------------------------

   813,800   Alpine Municipal Money Market Fund - Class I,
               2.091% (a) (Cost $813,800)                          $    813,800
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE - 98.8%
               (Cost $26,169,728)                                  $ 26,521,403

             OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%               314,774
                                                                   ------------

             NET ASSETS - 100.0%                                   $ 26,836,177
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

ETM - Escrowed to maturity.

See accompanying notes to schedules of investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund are valued as of the close of business of the regular session of the New York Stock Exchange
(normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Funds have adopted SFAS No. 157 with these Schedules of Investments.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

   o  Level 1 - quoted prices in active markets for identical securities
   o  Level 2 - other significant observable inputs
   o  Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of June 30, 2008:

                                                 THE GOVERNMENT   THE GOVERNMENT    THE ALABAMA
                                                  STREET EQUITY   STREET MID-CAP   TAX FREE BOND
VALUATION INPUTS                                      FUND             FUND             FUND
----------------------------------------------    ------------     ------------     ------------
Level 1 - Quoted Prices                           $ 64,823,864     $ 30,095,076     $    813,800
Level 2 - Other Significant Observable Inputs        1,377,000        2,166,000       25,707,603
                                                  ------------     ------------     ------------
Total                                             $ 66,200,864     $ 32,261,076     $ 26,521,403
                                                  ============     ============     ============

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2008:

                                 THE GOVERNMENT    THE GOVERNMENT     THE ALABAMA
                                  STREET EQUITY    STREET MID-CAP    TAX FREE BOND
                                      FUND              FUND              FUND
                                  ------------      ------------      ------------

Cost of portfolio investments     $ 39,959,096      $ 25,157,532      $ 26,237,250
                                  ============      ============      ============
Gross unrealized appreciation     $ 28,404,050      $  8,994,473      $    375,555

Gross unrealized depreciation       (2,162,282)       (1,890,929)          (91,402)
                                  ------------      ------------      ------------
Net unrealized appreciation       $ 26,241,768      $  7,103,544      $    284,153
                                  ============      ============      ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*        /s/ John F. Splain
                           -----------------------------------------------------
                                 John F. Splain, Secretary

Date          August 28, 2008
      ------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*        /s/ John T. Bruce
                           -----------------------------------------------------
                                 John T. Bruce, President
                                 (FBP Value Fund and FBP Balanced Fund)

Date          August 28, 2008
      ------------------------------------------------



By (Signature and Title)*        /s/ Thomas W. Leavell
                            ----------------------------------------------------
                                 Thomas W. Leavell, President
                                 (The Government Street Equity Fund, The
                                 Government Street Mid-Cap Fund and The Alabama
                                 Tax Free Bond Fund)

Date           August 28, 2008
      ------------------------------------------------

By (Signature and Title)*        /s/ Charles M. Caravati III
                           -----------------------------------------------------
                                 Charles M. Caravati III, President
                                 (The Jamestown Balanced Fund, The Jamestown
                                 Equity Fund and The Jamestown International
                                 Equity Fund)

Date          August 28, 2008
      ------------------------------------------------



By (Signature and Title)*        /s/ Joseph A. Jennings III
                           -----------------------------------------------------
                                 Joseph A. Jennings III, President
                                 (The Jamestown Tax Exempt Virginia Fund)

Date          August 28, 2008
      ------------------------------------------------



By (Signature and Title)*        /s/ Lawrence B. Whitlock, Jr.
                           -----------------------------------------------------
                                 Lawrence B. Whitlock, Jr., President
                                 (The Jamestown Select Fund)

Date          August 28, 2008
      ------------------------------------------------



By (Signature and Title)*        /s/ Joseph L. Antrim III
                           -----------------------------------------------------
                                 Joseph L. Antrim III, President
                                 (The Davenport Equity Fund)

Date           August 28, 2008
      ------------------------------------------------



By (Signature and Title)*        /s/ Mark J. Seger
                           -----------------------------------------------------
                                 Mark J. Seger, Treasurer

Date          August 28, 2008
      ------------------------------------------------



* Print the name and title of each signing officer under his or her signature.